PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited)
1
VY
®
CBRE Global
Real Estate Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK : 98.8%
Australia : 5.9%
96,942
Charter Hall Group
$ 1,457,069
1.0
170,617
Goodman Group
3,697,442
2.7
137,755  Ingenia Communities
Group
495,472
0.4
616,225
Stockland
2,492,145
1.8
8,142,128
5.9
Belgium : 0.7%
5,695
Montea NV
459,673
0.3
18,669  Warehouses De Pauw
CVA
468,025
0.4
927,698
0.7
Canada : 3.1%
13,947  Boardwalk Real Estate
Investment Trust
692,790
0.5
47,475
(1)
Canadian Apartment
Properties REIT
1,388,397
1.0
14,491
(1)
Granite Real Estate
Investment Trust
805,195
0.6
82,400
(1)
H&R Real Estate
Investment Trust
666,092
0.5
31,905
(1)
Killam Apartment Real
Estate Investment Trust
411,966
0.3
30,452  Primaris Real Estate
Investment Trust
335,438
0.2
4,299,878
3.1
France : 3.9%
25,206
Carmila SA
521,168
0.4
51,468
Klepierre SA
2,009,312
1.4
40,978
Mercialys SA
528,692
0.4
21,694  Unibail-Rodamco-
Westfield
2,284,703
1.7
5,343,875
3.9
Germany : 2.2%
107,422
(2)
Aroundtown SA
413,046
0.3
33,017
(2)
Grand City Properties SA
436,563
0.3
201,976
Sirius Real Estate Ltd.
265,526
0.2
41,524
TAG Immobilien AG
718,387
0.5
38,995
Vonovia SE
1,218,667
0.9
3,052,189
2.2
Hong Kong : 3.5%
530,638  Henderson Land
Development Co. Ltd.
1,869,151
1.4
105,700  Hongkong Land Holdings
Ltd.
669,081
0.5
188,409
Link REIT
968,043
0.7
434,937
Swire Properties Ltd.
1,237,883
0.9
4,744,158
3.5
Japan : 9.0%
306
Activia Properties, Inc.
278,522
0.2
411  AEON REIT Investment
Corp.
360,506
0.3
426  Daiwa Office Investment
Corp.
1,051,425
0.8
770  Frontier Real Estate
Investment Corp.
465,002
0.3
2,070  Invincible Investment
Corp.
943,918
0.7
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Japan (continued)
1,487  Japan Hotel REIT
Investment Corp.
$ 896,407
0.6
1,581  Japan Metropolitan Fund
Invest
1,216,044
0.9
559
LaSalle Logiport REIT
542,331
0.4
260,100
Mitsui Fudosan Co. Ltd.
2,831,476
2.0
1,486  Nippon Prologis REIT,
Inc.
868,316
0.6
2,025
Orix JREIT, Inc.
1,373,026
1.0
36,600  Sumitomo Realty &
Development Co. Ltd.
1,614,404
1.2
12,441,377
9.0
Netherlands : 0.6%
24,025
(3)
CTP NV
536,144
0.4
9,720  Eurocommercial
Properties NV
305,084
0.2
841,228
0.6
Singapore : 3.5%
682,917  CapitaLand Ascendas
REIT
1,477,828
1.1
1,023,300  CapitaLand Integrated
Commercial Trust
1,817,324
1.3
309,700
Frasers Centrepoint Trust
557,144
0.4
537,700
Keppel DC REIT
997,047
0.7
4,849,343
3.5
Sweden : 0.3%
25,975  Hufvudstaden AB - Class
A
350,216
0.3
Switzerland : 0.6%
4,479  PSP Swiss Property AG,
Reg
770,618
0.6
United Kingdom : 4.1%
53,728
Big Yellow Group PLC
703,962
0.5
87,515
Hammerson PLC
342,836
0.3
158,782  Land Securities Group
PLC
1,245,378
0.9
623,607  LondonMetric Property
PLC
1,527,858
1.1
586,292
Tritax Big Box REIT PLC
1,142,792
0.8
72,937
UNITE Group PLC
706,396
0.5
5,669,222
4.1
United States : 61.4%
12,160  Alexandria Real Estate
Equities, Inc.
1,013,414
0.7
22,749  American Healthcare
REIT, Inc.
955,685
0.7
61,064  American Homes 4 Rent
- Class A
2,030,378
1.5
16,844
Boston Properties, Inc.
1,252,183
0.9
91,528  Brixmor Property Group,
Inc.
2,533,495
1.8
31,135  COPT Defense
Properties
904,783
0.7
49,975
Cousins Properties, Inc.
1,446,276
1.1
57,411
CubeSmart
2,334,331
1.7
13,305
Digital Realty Trust, Inc.
2,300,168
1.7
11,123  EastGroup Properties,
Inc.
1,882,679
1.4

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

VY
®
CBRE Global
Real Estate Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
United States (continued)
9,044
Equinix, Inc.
$ 7,083,623
5.1
59,778  Essential Properties
Realty Trust, Inc.
1,778,993
1.3
26,801
Extra Space Storage, Inc.
3,777,333
2.7
40,995  First Industrial Realty
Trust, Inc.
2,110,013
1.5
15,830
Getty Realty Corp.
424,719
0.3
71,783  Healthpeak Properties,
Inc.
1,374,644
1.0
4,779  Hilton Worldwide
Holdings, Inc.
1,239,864
0.9
23,826  Host Hotels & Resorts,
Inc.
405,519
0.3
49,890  Independence Realty
Trust, Inc.
817,697
0.6
36,359
Iron Mountain, Inc.
3,706,436
2.7
10,428  Mid-America Apartment
Communities, Inc.
1,457,104
1.1
57,157
(1)
Park Hotels & Resorts,
Inc.
633,300
0.5
26,278
Prologis, Inc.
3,009,357
2.2
68,634
Realty Income Corp.
4,172,261
3.0
43,065
Regency Centers Corp.
3,139,439
2.3
36,430  Simon Property Group,
Inc.
6,836,818
5.0
62,403
STAG Industrial, Inc.
2,202,202
1.6
96,828
UDR, Inc.
3,607,811
2.6
43,445
Ventas, Inc.
3,040,716
2.2
119,221
VICI Properties, Inc.
3,887,797
2.8
53,862
Vornado Realty Trust
2,183,027
1.6
61,427
Welltower, Inc.
10,942,606
7.9
84,484,671
61.4
Total Common Stock
(Cost $114,200,715)
135,916,601
98.8
RIGHT : 0.0%
Singapore : 0.0%
43,016
Keppel DC REIT
5,002
0.0
Total Right
(Cost $–)
5,002
0.0
Total Long-Term
Investments
(Cost $114,200,715)
135,921,603
98.8
Principal
Amount † RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : 3.0%
Repurchase Agreements : 2.8%
71,526
(4)
Bank of America
Securities Inc.,
Repurchase Agreement
dated 09/30/2025,
4.200%, due 10/01/2025
(Repurchase Amount
$71,534, collateralized
by various U.S.
Government Securities,
0.000%-4.625%, Market
Value plus accrued
interest $72,957, due
11/15/41-05/15/54)
$ 71,526
0.1
1,000,000
(4)
Daiwa Capital Markets
America Inc., Repurchase
Agreement dated
09/30/2025, 4.210%, due
10/01/2025 (Repurchase
Amount $1,000,115,
collateralized by various
U.S. Government/U.S.
Government Agency
Obligations, 2.000%-
7.500%, Market Value
plus accrued interest
$1,020,012, due
08/27/27-09/01/55)
1,000,000
0.7
1,000,000
(4)
HSBC Securities (USA)
Inc., Repurchase
Agreement dated
09/30/2025, 4.220%, due
10/01/2025 (Repurchase
Amount $1,000,116,
collateralized by various
U.S. Government
Agency Obligations,
1.923%-6.500%, Market
Value plus accrued
interest $1,020,000, due
08/01/32-06/01/64)
1,000,000
0.7
253,001
(4)
J.P. Morgan Securities
LLC, Repurchase
Agreement dated
09/30/2025, 4.200%,
due 10/01/2025
(Repurchase Amount
$253,030, collateralized
by various U.S.
Government Securities,
4.125%-4.500%, Market
Value plus accrued
interest $258,061, due
12/31/31-05/31/32)
253,001
0.2

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

VY
®
CBRE Global
Real Estate Portfolio
Principal
Amount† RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Repurchase Agreements (continued)
62,762
(4)
Mizuho Securities
USA LLC, Repurchase
Agreement dated
09/30/2025, 4.200%,
due 10/01/2025
(Repurchase Amount
$62,769, collateralized
by various U.S.
Government Securities,
0.750%-4.375%, Market
Value plus accrued
interest $64,017, due
05/31/26-09/30/32)
$ 62,762
0.0
349,791
(4)
Natwest Markets
Securities Inc.,
Repurchase Agreement
dated 09/30/2025,
4.190%, due 10/01/2025
(Repurchase Amount
$349,831, collateralized
by various U.S.
Government Securities,
0.000%-6.625%, Market
Value plus accrued
interest $356,787, due
11/18/25-08/15/55)
349,791
0.3
112,584
(4)
RBC Dominion Securities
Inc., Repurchase
Agreement dated
09/30/2025, 4.190%,
due 10/01/2025
(Repurchase Amount
$112,597, collateralized
by various U.S.
Government Securities,
0.000%-4.750%, Market
Value plus accrued
interest $114,836, due
10/23/25-08/15/55)
112,584
0.1
1,000,000
(4)
State of Wisconsin
Investment Board,
Repurchase Agreement
dated 09/30/2025,
4.290%, due 10/01/2025
(Repurchase Amount
$1,000,118, collateralized
by various U.S.
Government Securities,
0.125%-3.875%, Market
Value plus accrued
interest $1,018,129, due
10/15/26-02/15/54)
1,000,000
0.7
Total Repurchase
Agreements
(Cost $3,849,664)
3,849,664
2.8
Shares RA Value
Percentage
of Net
Assets
Mutual Funds : 0.2%
345,237
(5)
BlackRock Liquidity
Funds, FedFund,
Institutional Class,
4.030%
(Cost $345,237) $ 345,237 0.2
Total Short-Term
Investments
(Cost $4,194,901)
$ 4,194,901
3.0
Total Investments in
Securities
(Cost $118,395,616) $ 140,116,504 101.8
Liabilities in Excess of
Other Assets (2,441,898) (1.8)
Net Assets $ 137,674,606 100.0
†
Unless otherwise indicated, principal amount is shown in USD.
(1)
Security, or a portion of the security, is on loan.
(2)
Non-income producing security.
(3)
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualiﬁed institutional buyers.
(4)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(5)
Rate shown is the 7-day yield as of September 30, 2025.
REIT Diversiﬁcation
Percentage
of Net Assets
Retail REITs 20.9%
Industrial REITs 14.7
Specialized REITs 12.4
Health Care REITs 11.8
Office REITs 6.7
Diversified REITs 5.8
Real Estate Operating Companies 4.9
Multi-Family Residential REITs 3.7
Diversified Real Estate Activities 3.2
Residential REITs 3.2
Other Specialized REITs 2.7
Self-Storage REITs 2.2
Hotel & Resort REITs 2.1
Single-Family Residential REITs 1.5
Real Estate Development 1.4
Hotels, Resorts & Cruise Lines 0.9
Data Center REITs 0.7
Assets in Excess of Other Liabilities
*
1.2
Net Assets 100.0%
*       Includes short-term investments.

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

VY
®
CBRE Global
Real Estate Portfolio
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of September 30, 2025 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs #
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
September 30,
2025
Asset Table
Investments, at fair value
Common Stock
Australia $ — $ 8,142,128 $ — $ 8,142,128
Belgium — 927,698 — 927,698
Canada 4,299,878 — — 4,299,878
France — 5,343,875 — 5,343,875
Germany 265,526 2,786,663 — 3,052,189
Hong Kong 669,081 4,075,077 — 4,744,158
Japan 1,051,425 11,389,952 — 12,441,377
Netherlands — 841,228 — 841,228
Singapore — 4,849,343 — 4,849,343
Sweden — 350,216 — 350,216
Switzerland — 770,618 — 770,618
United Kingdom — 5,669,222 — 5,669,222
United States 84,484,671 — — 84,484,671
Total Common Stock 90,770,581 45,146,020 — 135,916,601
Right — 5,002 — 5,002
Short-Term Investments 345,237 3,849,664 — 4,194,901
Total Investments, at fair value $ 91,115,818 $ 49,000,686 $ — $ 140,116,504
#
The earlier close of the foreign markets gives rise to the possibility that signiﬁcant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 23,281,773
Gross Unrealized Depreciation (1,560,885)
Net Unrealized Appreciation $ 21,720,888